Initial Public Offering (Details) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Initial Public Offering [Line Items]
Description of conversion feature	Pursuant to the Initial Public Offering, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit on November 23, 2020, for an aggregate purchase price of $100,000,000. Each Unit consists of one share of common stock, $0.0001 par value, one Right to receive one-twentieth (1/20) of one share of common stock upon the consummation of an initial business combination and one redeemable warrant (“Public Warrant”).
Shares issued price per share	$ 9.2
Number of common stock entitled for each warrants | shares	1
Exercise price per share	$ 0.17
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of common stock entitled for each warrants | shares	1
Exercise price per share	$ 11.5
Warrant exercisable period	30 days
Initial public offering closing period	18 months
Initial business combination expiration period	5 years
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Common stock issued, shares | shares	1,500,000
Shares issued price per share	$ 10